Item 1. Schedule of Investments

T. ROWE PRICE RESERVE INVESTMENT FUND
(Unaudited)	February 28, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.8%
Americredit Automobile Receivable Trust
Series 2005-CF, Class A1, 3.8445%, 9/6/06	759	759
Series 2005-DA, Class A1, 4.3436%, 12/6/06	5,453	5,452
Capital Auto Receivables Asset Trust, Series 2006-1, Class A1
4.642%, 2/15/07	19,000	19,000
Capital One Auto Finance Trust, Series 2005-C, Class A1
4.098%, 10/15/06	6,517	6,517
CIT Equipment Collateral Trust, Series 2005-EF1, Class A1
3.852%, 9/20/06	3,320	3,321
GreatAmerica Leasing Receivable, Series 2005-1, Class A1,
144A	4,402	4,402
GS Auto Loan Trust, Series 2005-1, Class A1, 3.848%, 8/15/06	1,058	1,058
Household Automotive Trust, Series 2005-3, Class A1
4.286%, 11/17/06	8,466	8,466
M&I Auto Loan Trust, Series 2005-1, Class A1, 4.406%, 11/20/06	14,412	14,412
Total Asset-Backed Securities (Cost $63,387)		63,387
BANK NOTES 3.0%
Bank of America
4.46%, 4/4/06	97,000	97,000
4.47%, 4/3/06	50,000	50,000
4.47%, 4/5/06	28,000	28,000
Lasalle Bank, 4.10%, 7/31/06	21,000	21,000
World Savings Bank, 4.44%, 3/1/06	57,000	57,000
Total Bank Notes (Cost $253,000)		253,000
CERTIFICATES OF DEPOSIT - DOMESTIC * 8.6%
American Express Centurion Bank, 4.52%, 3/9/06	59,000	59,000
Bank of New York, 5.00%, 2/13/07	71,000	71,000
Branch Banking & Trust, 4.525%, 3/27/06	68,000	68,000
Citibank New York N.A.
4.65%, 5/5/06	50,000	50,000
4.655%, 5/5/06	50,000	50,000
Compass Bank, VR, 4.57%, 3/14/06	23,000	23,000
DEPFA Bank, 4.64%, 5/2/06	46,500	46,500
Dexia Credit
4.02%, 7/21/06	23,000	23,000
4.565%, 4/3/06	61,000	61,000
First Tennessee Bank, 4.52%, 3/20/06	21,000	21,000
Manufacturers and Traders Trust, VR, 4.541%, 9/26/06	17,000	16,996
Mercantile Safe Deposit & Trust, VR, 4.535%, 10/23/06	34,000	33,992
Royal Bank of Scotland, 5.005%, 2/13/07	19,000	19,001
Wells Fargo Bank
4.025%, 7/25/06	23,000	23,000
4.52%, 3/24/06	18,000	18,000
4.52%, 3/27/06	50,000	50,000
5.005%, 2/13/07	24,000	24,001
Wilmington Trust
4.49%, 4/5/06	50,000	50,000
4.605%, 4/17/06	5,000	5,000
Total Certificates of Deposit - Domestic * (Cost $712,490)		712,490
CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 4.7%
Barclays Bank, 4.058%, 7/26/06	23,000	23,001
BNP Paribas, 4.55%, 4/20/06	18,000	18,000
Credit Agricole
4.025%, 9/11/06	74,000	74,000
4.57%, 4/24/06	42,000	42,000
Deutsche Bank, 4.52%, 4/12/06	11,000	10,999
HBOS Treasury Services, 4.455%, 3/28/06	60,000	60,000
HSBC Bank, 4.56%, 4/19/06	10,000	9,999
Lloyds TSB Bank, 4.50%, 4/12/06	94,000	94,000
Societe Generale
4.395%, 3/6/06	13,000	13,000
4.80%, 12/5/06	23,000	23,000
5.00%, 2/12/07	23,000	23,000
Total Certificates of Deposit - Eurodollar ^ (Cost $390,999)		390,999
CERTIFICATES OF DEPOSIT - YANKEE ++ 15.5%
Abbey National Treasury Services, 4.53%, 3/28/06	60,000	60,000
ABN AMRO Bank, 5.00%, 2/7/07	24,000	24,000
Banco Bilbao Vizcaya
4.55%, 4/3/06	69,000	69,000
4.565%, 4/24/06	13,000	13,000
Bank of Montreal (Chicago), 4.47%, 3/28/06	70,000	70,000
Bank of Nova Scotia, 4.53%, 3/28/06	60,000	60,000
Barclays Bank
4.535%, 3/28/06	65,000	65,000
4.55%, 4/17/06	30,000	30,000
BNP Paribas, 4.475%, 4/4/06	100,000	100,000
Canadian Imperial Bank of Commerce, 4.46%, 4/4/06	30,000	30,000
Credit Suisse First Boston, 4.00%, 7/18/06	42,000	42,000
Deutsche Bank, 4.22%, 8/15/06	71,000	71,052
Fortis Bank, 4.55%, 3/31/06	82,500	82,500
HBOS Treasury Services, 5.01%, 11/24/06	32,000	32,000
Lloyds TSB Bank, 4.57%, 4/3/06	23,000	23,000
Natexis Banques Populaires
4.52%, 4/12/06	15,500	15,499
VR, 4.53%, 5/10/06	19,000	19,000
Nordea Bank Finland, 4.50%, 3/27/06	47,000	47,000
Rabobank Nederland, 5.01%, 2/14/07	47,000	47,000
Royal Bank of Canada, 4.47%, 4/4/06	100,000	100,000
Royal Bank of Scotland
3.78%, 3/6/06	8,700	8,699
4.66%, 7/13/06	94,000	94,000
Societe Generale, 4.54%, 3/28/06	23,000	23,000
Svenska Handelsbanken, 5.03%, 2/21/07	23,000	23,000
Swedbank, 4.07%, 7/28/06	20,000	20,000
Toronto-Dominion Bank
4.01%, 8/1/06	20,000	20,000
4.53%, 3/27/06	62,000	62,000
UBS Finance
4.47%, 3/24/06	25,000	25,000
4.49%, 4/10/06	8,000	7,999
Total Certificates of Deposit - Yankee ++ (Cost $1,283,749)		1,283,749
COMMERCIAL PAPER 21.0%
ABN Amro America Finance, 4.50%, 3/2/06	61,000	60,992
Bear Stearns, 4.465%, 3/20/06	10,500	10,475
Boston Edison
4.51%, 3/1/06	13,000	13,000
4.51%, 3/2/06	1,200	1,200
Brown University, 4.55%, 3/2/06	8,000	7,999
Canadian Imperial Holdings, 4.505%, 3/3/06	17,000	16,996
Capital One Multi-Asset Execution Trust
4.50%, 4/11/06	45,900	45,665
4.57%, 3/1/06	500	500
Citigroup Funding, 4.50%, 3/9/06	28,000	27,972
Credit Suisse First Boston, 4.445%, 3/17/06	15,000	14,970
DaimlerChrysler Revolving Auto
4.43%, 3/10/06	65,000	64,928
4.51%, 3/21/06	5,000	4,988
4.52%, 3/14/06	3,000	2,995
Dexia Delaware
4.44%, 3/6/06	1,150	1,149
4.50%, 3/6/06	1,900	1,899
4.50%, 3/8/06	2,663	2,661
4.50%, 3/14/06	4,300	4,293
4.50%, 3/16/06	10,600	10,580
4.50%, 3/28/06	7,300	7,275
4.54%, 4/6/06	2,100	2,090
4.55%, 4/6/06	1,400	1,394
Duke University, 4.33%, 3/2/06	1,000	1,000
Electricite de France
4.51%, 6/15/06	29,435	29,044
4.51%, 6/19/06	5,650	5,572
FCAR Owner Trust
4.41%, 3/16/06	36,654	36,587
4.51%, 3/8/06	27,000	26,976
4.52%, 3/15/06	7,500	7,487
4.53%, 3/14/06	12,000	11,976
4.53%, 3/17/06	39,430	39,365
GE Capital, 4.50%, 3/15/06	14,520	14,495
HBOS Treasury Services, 4.50%, 4/18/06	30,000	29,820
HSBC Finance, 4.51%, 3/21/06	25,000	24,937
ING Funding (U.S.)
4.46%, 3/27/06	1,600	1,595
4.50%, 3/3/06	5,225	5,224
4.50%, 3/8/06	8,800	8,792
4.50%, 3/9/06	10,163	10,153
4.50%, 3/15/06	2,000	1,997

4.50%, 3/27/06	1,100	1,096
JP Morgan Chase, 4.50%, 3/7/06	82,000	81,939
K2 (USA)
4.43%, 4/6/06	30,000	29,867
4.50%, 3/10/06	4,250	4,245
4.50%, 6/16/06	12,400	12,234
4.51%, 3/1/06	5,600	5,600
4.51%, 3/7/06	35,900	35,873
4.52%, 3/29/06	20,000	19,930
4.55%, 3/30/06	5,000	4,982
Links Finance, 4.60%, 4/21/06	24,560	24,400
National City Credit, 4.41%, 3/13/06	59,000	58,913
National Rural Utilities
4.50%, 3/9/06	10,600	10,589
4.52%, 3/24/06	18,138	18,086
New Center Asset Trust
4.46%, 3/15/06	61,000	60,894
4.52%, 3/23/06	20,000	19,945
4.53%, 3/16/06	34,103	34,039
4.53%, 3/17/06	6,825	6,811
New York State Power Auth.
4.50%, 3/3/06	4,253	4,252
4.57%, 4/5/06	12,383	12,328
4.58%, 4/10/06	32,000	31,837
4.59%, 4/5/06	10,330	10,284
Nordea North America
4.45%, 3/6/06	1,200	1,199
4.45%, 3/9/06	1,525	1,524
4.50%, 3/6/06	1,000	1,000
4.50%, 3/9/06	2,889	2,886
4.51%, 3/27/06	7,250	7,226
Oesterreichische Kontrollbank, 4.50%, 6/21/06	50,000	49,300
PNC Bank, 4.47%, 3/23/06	46,000	45,874
Province of Quebec, 4.50%, 3/15/06	2,000	1,997
Prudential Funding, 4.50%, 3/6/06	10,000	9,994
Rabobank USA Financial, 4.50%, 3/16/06	10,000	9,981
San Paolo Financial
4.50%, 3/3/06	25,000	24,994
4.51%, 3/9/06	5,500	5,494
4.52%, 3/2/06	1,300	1,300
4.58%, 4/28/06	28,475	28,265
Siemens Capital
4.50%, 3/28/06	50,000	49,831
4.50%, 3/29/06	25,525	25,436
Stadshypotek Delaware, 4.51%, 3/23/06	21,000	20,942
Stanford University, 4.54%, 3/29/06	5,500	5,481
Svenska Handelsbanken
4.50%, 3/6/06	2,600	2,598
4.50%, 3/23/06	5,100	5,086
Swedbank
4.50%, 3/27/06	43,000	42,860
4.50%, 3/28/06	7,200	7,176
Toyota Credit Puerto Rico, 4.50%, 3/20/06	40,000	39,905
Toyota Motor Credit, 4.53%, 4/3/06	45,000	44,813
UBS Americas
4.50%, 3/27/06	4,939	4,923
4.51%, 3/1/06	4,100	4,100
UBS Finance
4.50%, 3/2/06	37,725	37,720
4.50%, 3/23/06	1,075	1,072
4.50%, 3/27/06	32,000	31,896
4.51%, 3/8/06	1,000	999
4.57%, 4/17/06	2,050	2,038
Westpac Banking, 144A
4.38%, 3/9/06	21,700	21,679
4.385%, 3/9/06	42,500	42,458
4.43%, 3/1/06	16,700	16,700
4.50%, 3/3/06	8,400	8,398
Whistlejacket Capital, 144A
4.41%, 3/29/06	10,815	10,778
4.52%, 3/13/06	7,291	7,280
4.52%, 3/15/06	5,008	4,999
4.52%, 3/23/06	15,054	15,013
4.53%, 3/20/06	5,415	5,402
4.65%, 4/24/06	1,544	1,533
Yale University
4.33%, 3/2/06	28,000	27,996
4.62%, 5/2/06	24,300	24,107
Total Commercial Paper (Cost $1,751,438)		1,751,438
COMMERCIAL PAPER - 4(2) 40.7%
Alliance & Leicester, 4.70%, 5/23/06	60,000	59,350
Allied Irish Bank
4.50%, 3/28/06	12,000	11,959
4.54%, 4/7/06	65,000	64,697
Alpine Securitization
4.51%, 3/6/06	62,811	62,772
4.51%, 3/8/06	39,500	39,465
ASB Bank, 144A
4.50%, 5/26/06	3,600	3,561
4.51%, 3/20/06	2,566	2,560
4.52%, 3/20/06	2,258	2,253
4.65%, 4/28/06	25,000	24,813
4.66%, 5/5/06	14,700	14,576
Atlantic Asset Securitization
4.45%, 3/3/06	8,900	8,898
4.52%, 3/7/06	2,420	2,418
4.52%, 3/15/06	2,500	2,495
4.52%, 3/20/06	1,385	1,382
4.52%, 3/22/06	23,600	23,538
4.53%, 3/14/06	20,000	19,967
4.53%, 3/15/06	6,900	6,888
Bank of Ireland
4.38%, 3/7/06	23,313	23,296
4.50%, 4/20/06	35,000	34,781
4.625%, 4/27/06	27,500	27,299
BASF
4.43%, 3/27/06	59,000	58,811
4.50%, 3/27/06	1,000	997
Cafco
4.50%, 3/14/06	47,000	46,924
4.50%, 3/20/06	81,215	81,022
4.63%, 5/3/06	16,000	15,870
Cargill
4.50%, 3/1/06	2,767	2,767
4.50%, 3/9/06	36,000	35,964
Ciesco
4.44%, 3/6/06	35,000	34,978
4.51%, 3/21/06	12,750	12,718
4.63%, 4/18/06	30,000	29,815
Citibank Credit Card Issuance Trust
4.51%, 3/13/06	29,700	29,655
4.53%, 3/23/06	50,000	49,862
4.61%, 4/10/06	7,100	7,064
4.63%, 4/25/06	57,215	56,810
CRC Funding
4.40%, 3/2/06	24,750	24,747
4.51%, 3/29/06	11,800	11,759
4.52%, 3/17/06	44,000	43,912
4.52%, 3/23/06	20,550	20,493
4.58%, 4/11/06	39,973	39,764
Danske, 4.50%, 3/21/06	68,045	67,875
Den Norske Stats Olejeselskap, 4.45%, 4/6/06	75,000	74,666
DEPFA Bank, 4.50%, 4/11/06	25,000	24,872
Fairway Finance
4.40%, 3/13/06	6,299	6,290
4.40%, 3/14/06	14,480	14,457
4.44%, 3/20/06	9,250	9,228
4.50%, 3/1/06	9,339	9,339
4.50%, 3/14/06	1,000	999
4.51%, 3/17/06	480	479
4.52%, 3/3/06	3,997	3,996
4.52%, 3/6/06	1,000	999
4.52%, 3/13/06	2,401	2,397
4.52%, 3/17/06	1,144	1,142
4.52%, 3/20/06	40,641	40,544
4.52%, 3/24/06	3,602	3,592
4.61%, 4/11/06	3,392	3,374
Falcon Asset Securitization
4.50%, 3/6/06	8,491	8,486
4.51%, 3/6/06	15,248	15,239
4.51%, 3/7/06	48,045	48,009
4.51%, 3/9/06	60,714	60,653
4.51%, 3/10/06	1,000	999
4.52%, 3/10/06	5,000	4,994
4.52%, 3/27/06	1,000	997
4.53%, 3/15/06	1,500	1,497
Ford Credit Floorplan Master Owner Trust
4.44%, 3/2/06	30,300	30,297
4.46%, 3/10/06	20,675	20,652
4.47%, 4/4/06	32,168	32,032
4.58%, 4/5/06	35,000	34,844
Fortis Funding, 4.50%, 3/24/06	1,000	997
Gannett
4.50%, 3/22/06	1,144	1,141
4.51%, 3/22/06	22,746	22,686
Grampian Funding
4.35%, 3/28/06	34,000	33,889
4.50%, 4/20/06	1,200	1,192
4.52%, 3/21/06	1,500	1,496
4.63%, 4/27/06	104,000	103,238
Ixis, 144A
4.50%, 3/3/06	4,600	4,599
4.55%, 4/4/06	3,000	2,987
4.56%, 4/4/06	1,600	1,593
KBC Financial Products International, 4.50%, 4/17/06	48,600	48,314
KFW International Finance, 4.51%, 3/28/06	25,000	24,915
Kitty Hawk Funding, 4.55%, 3/20/06	4,949	4,937
MassMutual Funding
4.50%, 3/1/06	5,000	5,000
4.50%, 3/3/06	1,250	1,250
4.51%, 3/27/06	20,000	19,935
4.51%, 3/28/06	7,000	6,976
MBNA Master Credit Card Trust II
4.46%, 3/1/06	4,258	4,258
4.46%, 3/23/06	15,000	14,959
4.50%, 4/11/06	30,430	30,274
4.61%, 4/13/06	9,000	8,950
4.62%, 4/18/06	14,000	13,914
4.63%, 4/25/06	27,000	26,809
4.68%, 5/16/06	42,000	41,585
Metlife
4.62%, 5/11/06	28,000	27,745
4.68%, 5/17/06	6,000	5,940
National Australia Funding Delaware, 4.54%, 3/17/06	70,000	69,859
Nationwide Life Insurance, 4.52%, 3/31/06	18,000	17,932
New York Life Capital
4.50%, 3/13/06	35,608	35,555
4.50%, 3/17/06	24,472	24,423
Northern Rock, 144A
4.50%, 3/23/06	12,410	12,376
4.51%, 3/17/06	1,415	1,412
4.615%, 4/24/06	22,000	21,848
Old Line Funding
4.46%, 3/10/06	26,500	26,471
4.51%, 3/7/06	25,109	25,090
4.52%, 3/6/06	2,743	2,741
4.53%, 3/20/06	1,207	1,204
4.55%, 4/3/06	2,854	2,842
4.55%, 4/4/06	1,188	1,183
4.58%, 4/13/06	46,000	45,748
4.60%, 4/12/06	37,353	37,153
Park Avenue Receivables
4.51%, 3/6/06	2,700	2,698
4.51%, 3/7/06	10,146	10,139
4.52%, 3/13/06	47,000	46,929
4.52%, 3/16/06	50,000	49,906
4.52%, 3/17/06	16,752	16,718
4.52%, 3/22/06	5,440	5,426
4.52%, 3/24/06	4,478	4,465
4.52%, 3/28/06	2,290	2,282
Preferred Receivables Funding
4.50%, 3/2/06	8,692	8,691
4.51%, 3/14/06	75,000	74,878
4.52%, 3/20/06	37,509	37,420
4.52%, 3/21/06	15,000	14,962
4.52%, 3/22/06	3,000	2,992
4.52%, 3/27/06	1,000	997
4.53%, 3/22/06	1,719	1,714
Ranger Funding
4.50%, 3/2/06	1,566	1,566
4.51%, 3/1/06	3,831	3,831
4.51%, 3/6/06	6,047	6,043
4.52%, 3/15/06	22,000	21,961
4.52%, 3/24/06	24,500	24,429
4.52%, 3/27/06	1,000	997
4.53%, 3/29/06	2,199	2,191
4.53%, 3/30/06	47,000	46,829
4.57%, 4/7/06	10,650	10,600
Sheffield Receivables
4.51%, 3/3/06	45,000	44,989
4.51%, 3/7/06	50,000	49,962
4.51%, 3/10/06	10,600	10,588
4.52%, 3/15/06	31,000	30,946
4.52%, 3/24/06	5,607	5,591
Sigma Finance
4.43%, 4/3/06	26,200	26,079
4.51%, 6/29/06	25,000	24,624
4.51%, 5/15/06	25,000	24,756
Southern Company
4.50%, 3/2/06	4,000	4,000
4.50%, 3/6/06	1,400	1,399
4.51%, 3/27/06	25,600	25,516
Total Fina Elf Capital, 4.50%, 3/1/06	58,246	58,246
Tulip Funding
4.52%, 3/20/06	10,000	9,976
4.53%, 3/28/06	47,000	46,841
4.60%, 4/28/06	6,999	6,947
United Healthcare, 144A
4.50%, 3/1/06	9,976	9,976
4.57%, 3/1/06	18,608	18,608
Variable Funding Capital
4.45%, 3/8/06	88,000	87,924
4.52%, 3/22/06	16,539	16,495
Yorktown Capital
4.52%, 3/15/06	40,279	40,208
4.52%, 3/20/06	80,999	80,806
Total Commercial Paper - 4(2) (Cost $3,372,405)		3,372,405
FUNDING AGREEMENTS 1.8%
Genworth Life Insurance, VR, 4.669%, 1/12/07 ‡	50,000	50,000
ING Annuity & Life Insurance
4.62%, 3/17/06 ‡	40,000	40,000
4.655%, 3/28/06 ‡	20,000	20,000
Transamerica Occidential Life Insurance, VR, 4.72%, 4/2/07‡	40,000	40,000
Total Funding Agreements (Cost $150,000)		150,000
MEDIUM-TERM NOTES 3.6%
Bear Stearns, VR, 4.58%, 1/15/07	23,500	23,502
GE Capital, VR
4.67%, 3/9/06	15,000	15,000
4.67%, 3/17/06	5,000	5,000
Goldman Sachs Group, VR, 144A, 4.64%, 5/1/06	60,000	60,000
HSBC Finance, VR, 4.85%, 2/28/07	23,500	23,513
Irish Life & Permanent, VR, 144A, 4.57%, 3/22/07	56,000	56,000
K2 (USA), 144A, 5.00%, 2/6/07	18,500	18,500
National Rural Utilities, 6.00%, 5/15/06	3,000	3,012
Nationwide Building Society, VR, 144A, 4.60%, 1/5/07	35,000	35,000
Sigma Finance, 4.01%, 7/21/06	42,000	42,000
SLM, VR, 4.793%, 4/25/06	14,860	14,864
Total Medium-Term Notes (Cost $296,391)		296,391
MUNICIPAL SECURITIES 1.3%
Alaska Housing Fin. Auth., Single Family, VRDN (Currently
4.56%)	10,410	10,410
Colorado Housing Fin. Auth.
Multi Family, VRDN (Currently 4.56%)	15,730	15,730
Single Family, VRDN (Currently 4.56%)	19,560	19,560
Massachusetts HEFA, Harvard Univ., VRDN (Currently 4.53%)	29,000	29,000
New York Housing Fin. Agency, River Terrace Assoc.
VRDN (Currently 4.55%)	13,700	13,700
Texas, Veteran Housing, VRDN (Currently 4.54%)	21,430	21,430
Total Municipal Securities (Cost $109,830)		109,830
U.S. GOVERNMENT AGENCY OBLIGATIONS ± 0.6%
Federal Home Loan Bank, VR, 4.25%, 4/25/06	7,000	7,000
Federal Home Loan Mortgage, 4.05%, 8/15/06	40,000	40,000
Total U.S. Government Agency Obligations ± (Cost $47,000)		47,000

Total Investments in Securities
101.6% of Net Assets (Cost $8,430,689)		$ 8,430,689

(1)	Denominated in U.S. dollars unless
otherwise noted
*	Domestic certificates of deposit are issued
by domestic branches of U.S. banks
±	The issuer operates under a congressional
charter; its securities are neither issued nor
guaranteed by the U.S. government.
^	Eurodollar certificates of deposit are issued
by foreign branches of U.S. or foreign banks
++	Yankee certificates of deposit are issued by
U.S. branches of foreign banks
144A	Security was purchased pursuant to Rule
144A under the Securities Act of 1933 and
may be resold in transactions exempt from
registration only to qualified institutional
buyers -- total value of such securities at
period-end amounts to $429,304 and
represents 5.2% of net assets
4(2)	Commercial paper exempt from registration
under Section 4(2) of the Securities Act of
1933 and may be resold in transactions
exempt from registration only to dealers in
that program or other "accredited
investors" -- total value of such securities at
period-end amounts to $3,377,387 and
represents 40.7% of net assets
HEFA	Health & Educational Facility Authority
MBIA	MBIA Insurance Corp.
VR	Variable Rate; rate shown is effective rate at
period-end
VRDN	Variable-Rate Demand Note; rate shown is
effective rate at period-end

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $150,000 and represents 1.8% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 4.669%, 1/ 12/07	1/ 11/ 06	$ 50,000
ING Annuity & Life Insurance, 4.62%, 3/17/ 06	2/ 9/ 05	40,000
ING Annuity & Life Insurance, 4.655%, 3/28/06	2/ 22/ 05	20,000
Transamerica Occidential Life Insurance, VR, 4.72%, 4/ 2/07	11/1/ 04	40,000
Totals		$ 150,000

The fund has registration rights for certain restricted securities held as of February 28,
2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
(Unaudited)	February 28, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

REPURCHASE AGREEMENTS¤ 88.3%
ABN Amro, Tri Party, Dated 2/28/06, 4.50%
Delivery Value of $60,007 on 3/1/06	60,000	60,000
Bank of America, Tri Party, Dated 2/28/06, 4.50%
Delivery Value of $60,007 on 3/1//06	60,000	60,000
Barclays Capital, Tri Party, Dated 2/28/06, 4.47%
Delivery Value of $60,007 on 3/1/06	60,000	60,000
Citigroup Global Markets, Tri Party, Dated 2/28/06, 4.45%
Delivery Value of $60,007 on 3/1/06	60,000	60,000
Credit Suisse First Boston, Tri Party, Dated 2/28/06, 4.51%
Delivery Value of $185,023 on 3/1/06	185,000	185,000
Deutsche Bank Securities, Tri Party, Dated 2/28/06, 4.52%
Delivery Value of $200,025 on 3/1/06	200,000	200,000
Goldman Sachs, Tri Party, Dated 2/28/06, 4.39%
Delivery Value of $6,465 on 3/1/06	6,464	6,465
JPMorgan Chase Bank, Tri Party, Dated 2/28/06, 4.45%
Delivery Value of $45,005 on 3/1/06	45,000	45,000
Merrill Lynch Government Securities, Tri Party, Dated 2/28/06
4.50%, Delivery Value of $60,007 on 3/1/06	60,000	60,000
Morgan Stanley, Tri Party, Dated 2/28/06, 4.49%
Delivery Value of $60,007 on 3/1/06	60,000	60,000
UBS Investment Bank, Tri Party, Dated 2/28/06, 4.52%
Delivery Value of $200,025 on 3/1/06	200,000	200,000
Wachovia Securities, Tri Party, Dated 2/28/06, 4.50%
Delivery Value of $60,007 on 3/1/06	60,000	60,000
Total Repurchase Agreements¤ (Cost $1,056,465)		1,056,465

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Notes
2.375%, 8/15/06	20,000	19,839
2.375%, 8/31/06	30,000	29,728
2.50%, 10/31/06	30,000	29,598
2.75%, 6/30/06	10,000	9,965
2.75%, 7/31/06	20,000	19,889
2.875%, 11/30/06	10,000	9,862
3.50%, 11/15/06	20,000	19,864
Total U.S. Treasury Obligations (Cost $138,745)		138,745

Total Investments in Securities
99.9% of Net Assets (Cost $1,195,210)		$ 1,195,210

(1) Denominated in U.S. dollars unless otherwise noted
¤ Collateralized by U.S. government securities valued at
$1,077,479 at February 28, 2006 - See Note 2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RESERVE INVESTMENT FUNDS
(Unaudited)	February 28, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $8,430,689,000 and $1,195,210,000 for the T. Rowe Price Reserve Fund and the T. Rowe Price Government Reserve Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006